As filed with the Securities and Exchange Commission on August 14, 2007

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.	☐	Post-Effective Amendment No.

PHOENIX SERIES FUND

(Phoenix Mid-Cap Growth Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06102-5056

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

The Registrant has registered an indefinite amount of securities of its Phoenix Mid-Cap Growth Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended October 31, 2006 was filed with the Commission on or about January 18, 2007.

It is proposed that this filing will become effective on September 13, 2007 pursuant to Rule 488 of the Securities Act of 1933.

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September     , 2007

Dear Shareholder:

The Board of Trustees of Phoenix Opportunities Trust (“Opportunities Trust”) has approved the reorganization of Phoenix Earnings Driven Growth Fund (“Earnings Driven Growth”) into Phoenix Mid-Cap Growth Fund (“Mid-Cap Growth”), a series of Phoenix Series Fund. Mid-Cap Growth’s investment objective is identical to and its investment strategies are similar to those of Earnings Driven Growth. The reorganization is expected to be completed on or about September 21, 2007. Once the reorganization is completed, you will become a shareholder of Mid-Cap Growth and will receive shares of the corresponding class of Mid-Cap Growth with an aggregate net asset value equal to the aggregate net asset value of your investment in Earnings Driven Growth. No sales charge will be imposed in connection with the reorganization. Mid-Cap Growth will pay all costs of the reorganization.

The Board of Trustees of Opportunities Trust believes that the reorganization offers you the opportunity to pursue your goals in a larger fund. The Board of Trustees has carefully considered and has unanimously approved the reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of Earnings Driven Growth and its shareholders.

You are not being asked to vote on, or take any other action in connection with, the reorganization.

If you have any questions, please call (800) 243-1574 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, and Friday until 5:00 p.m.

Sincerely,

George R. Aylward

President

Phoenix Investment Partners, Ltd.

56 Prospect Street P.O. Box 150480 Hartford, CT 06115-0480	860 403 5000 Phone www.phoenixinvestments.com
Securities distributed by Phoenix Equity Planning Corporation, Member NASD. 860 403 5000

ACQUISITION OF ASSETS OF

PHOENIX EARNINGS DRIVEN GROWTH FUND

a series of

Phoenix Opportunities Trust

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

PHOENIX MID-CAP GROWTH FUND

a series of

Phoenix Series Fund

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

PROSPECTUS/INFORMATION STATEMENT

DATED SEPTEMBER __, 2007

This Prospectus/Information Statement is being furnished in connection with the reorganization of Phoenix Earnings Driven Growth Fund (“Earnings Driven Growth”), a series of Phoenix Opportunities Trust (“Opportunities Trust”), into the Phoenix Mid-Cap Growth Fund (“Mid-Cap Growth”), a series of Phoenix Series Fund (“Series Fund”). This Prospectus/Information Statement is being mailed on or about September         , 2007.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

GENERAL

The Board of Trustees of Opportunities Trust has approved the reorganization of Earnings Driven Growth into Mid-Cap Growth. Earnings Driven Growth and Mid-Cap Growth are sometimes referred to respectively in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of Earnings Driven Growth will be acquired by Mid-Cap Growth in exchange for Class A, Class B, Class C and Class I shares of Mid-Cap Growth, and Mid-Cap Growth will assume all of the liabilities of Earnings Driven Growth (the

“Reorganization”). Class A, Class B, Class C and Class I shares of Mid-Cap Growth will be distributed to each shareholder in liquidation of Earnings Driven Growth, and Earnings Driven Growth will be terminated as a series of Opportunities Trust. You will then hold that number of full and fractional shares of Mid-Cap Growth which have an aggregate net asset value equal to the aggregate net asset value of your shares of Earnings Driven Growth.

Earnings Driven Growth is a separate diversified series of Opportunities Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mid-Cap Growth is a separate diversified series of Series Fund, a Delaware statutory trust, which is also an open-end management investment company registered under the 1940 Act. The investment objective of Earnings Driven Growth is identical to that of Mid-Cap Growth, as follows:

Fund	Investment Objective
Earnings Driven Growth	Capital appreciation.
Mid-Cap Growth	Capital appreciation.

The investment strategies for Earnings Driven Growth are similar to those for Mid-Cap Growth. However, there are some differences. Earnings Driven Growth invests at least 80% of its assets in common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase, while Mid-Cap Growth invests at least 80% of its assets in common stocks that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell Midcap Growth Index (market capitalization range of companies included in the Index was $229 million to $22.4 billion, as of June 30, 2007). Earnings Driven Growth also may invest in a limited number of issuers, and may invest a significant portion of its assets in fewer sectors of equity securities, and it will not offer shares to the public when its net assets exceed $500 million, while Mid-Cap Growth does not have similar investment policies to these.

This Prospectus/Information Statement explains concisely the information about Mid-Cap Growth that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Earnings Driven Growth:	How to Obtain this Information:

Prospectus of Opportunities Trust relating to Earnings Driven Growth, dated January 31, 2007, as amended

Statement of Additional Information of Opportunities Trust relating to Earnings Driven Growth, dated June 27, 2007

Copies are available upon request and without charge if you: • Visit www.PhoenixFunds.com on the internet; or

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Annual Report of Opportunities Trust relating to Earnings Driven Growth for the year ended September 30, 2006

Semi-Annual Report of Opportunities Trust relating to Earnings Driven Growth for the period ended March 31, 2007

• Write to Phoenix Equity Planning Corporation, One American Row, P.O. Box 150480, Hartford, CT 06115-0480; or • Call (800) 243-1574 toll-free.

Information about Mid-Cap Growth:	How to Obtain this Information:

Prospectus of Series Fund relating to Mid-Cap Growth, dated September 13, 2007, which accompanies this Prospectus/Information Statement

Statement of Additional Information of Series Fund relating to Mid-Cap Growth, dated September 13, 2007

Annual Report of Series Fund relating to Mid-Cap Growth for the year ended October 31, 2006

Semi-Annual Report of Series Fund relating to Mid-Cap Growth for the period ended April 30, 2007

Copies are available upon request and without charge if you:

•        Visit www.PhoenixFunds.com on the internet; or

•        Write to Phoenix Equity Planning Corporation, One American Row, P.O. Box 150480, Hartford, CT 06115-0480; or

•        Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:
Statement of Additional Information dated September , 2007, which relates to this Prospectus/Information Statement and the Reorganization

Copies are available upon request and without charge if you:

•        Write to Phoenix Equity Planning Corporation, One American Row, P.O. Box 150480, Hartford, CT 06115-0480; or

•        Call (800) 243-1574 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to Earnings Driven Growth contained in the Prospectus of Opportunities Trust dated January 31, 2007 (SEC File No. 811-07455) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) Information relating to Mid-Cap Growth contained in the Prospectus of Series Fund dated September 13, 2007 (SEC File No. 811-810) also is incorporated by reference in this document. The Statement of Additional Information dated September         , 2007 relating to this Prospectus/Information Statement and the Reorganization,

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which includes the financial statements of Opportunities Trust relating to Earnings Driven Growth for the year ended September 30, 2006, and the six month period ended March 31, 2007, financial statements of Series Fund relating to Mid-Cap Growth for the year ended October 31, 2006, and the six month period ended April 30, 2007 and pro forma financial statements of Series Fund relating to Mid-Cap Growth for the twelve month period ended April 30, 2007, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Mid-Cap Growth:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

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SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES

OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE

INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE

REORGANIZATION, YOU SHOULD READ THIS ENTIRE

PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBITS.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Information Statement as Exhibit A.

Why is the Reorganization occurring?

Both Funds are managed and constructed in a similar style and composition. The proposed reorganization will allow shareholders of Earnings Driven Growth to own a fund that is similar in style, but has a greater amount of assets. Mid-Cap Growth has an identical investment objective and similar investment strategies, and its performance for the year-to-date and for the three- and five-year periods year ended December 31, 2006 has exceeded that of Earnings Driven Growth, while Earnings Driven Growth has outperformed Mid-Cap Growth over the one- and ten-year periods. In addition, Mid-Cap Growth’s investment adviser has voluntarily agreed to limit the total net fund expenses prior to the Reorganization to be equal to those of Earnings Driven Growth until September 30, 2008. Such expense limits are voluntary and may be discontinued at any time. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower expenses for Mid-Cap Growth as assets grow, which should benefit shareholders of Earnings Driven Growth.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of Earnings Driven Growth to Mid-Cap Growth in exchange for Class A, Class B, Class C and Class I shares of Mid-Cap Growth;

•	the assumption by Mid-Cap Growth of all of the liabilities of Earnings Driven Growth;

•	the liquidation of Earnings Driven Growth by the distribution of Class A, Class B, Class C and Class I shares of Mid-Cap Growth to Earnings Driven Growth’s shareholders; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about September 21, 2007.

After the Reorganization, what shares of Mid-Cap Growth will I own?

If you own Class A, Class B, Class C or Class I shares of Earnings Driven Growth, you will own Class A, Class B, Class C or Class I shares, respectively, of Mid-Cap Growth. The new shares you receive will have the same total value as your shares of Earnings Driven Growth, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will offer you better operating efficiencies. Upon the reorganization of Earnings Driven Growth into Mid-Cap Growth, operating efficiencies may be achieved by Mid-Cap Growth because it will have a greater level of assets. As of June 30, 2007, Earnings Driven Growth’s assets were approximately $30.7 million and Mid-Cap Growth’s assets were approximately $133 million. It is believed that a larger, combined Fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. The fee structure of Mid-Cap Growth is also comparable to the current fee structure of Earnings Driven Growth.

After the Reorganization the value of your shares will depend on the performance of Mid-Cap Growth rather than that of Earnings Driven Growth. The Board of Trustees of each of Opportunities Trust and Series Fund believes that the Reorganization will benefit both Earnings Driven Growth and Mid-Cap Growth. The costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, will be paid by Mid-Cap Growth.

Like Earnings Driven Growth, Mid-Cap Growth will declare and pay dividends from net investment income semiannually and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class B, Class C and Class I shares of Mid-Cap Growth or distributed in cash, if you have so elected.

The Trustees of Opportunities Trust and Series Fund, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that the Reorganization would be in the best interest of their respective shareholders, and that their interests will not be diluted as a result of the Reorganization.

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class B, Class C and Class I shares, as applicable, of Mid-Cap Growth in the same manner as you did for your shares of Earnings Driven Growth before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The investment objective of Earnings Driven Growth is identical to that of Mid-Cap Growth and the investment strategies for the Funds are similar. The investment objective of Mid-Cap Growth is non-fundamental, which means that it may be changed by vote of the Trustees, without shareholder approval. The investment objective of Earnings Driven Growth is fundamental, which means that it generally may not be changed without shareholder approval. However, no shareholder approval is required where, as here, the investment objective of a selling fund (Earnings Driven Growth) is not materially different from the investment objective of a surviving fund (Mid-Cap Growth). Mid-Cap Growth’s policy of investing 80% of its assets in medium capitalization companies and Earnings Driven Growth’s policy of investing 80% of its assets in mid-cap companies may be changed only upon 60 days written notice to their respective shareholders.

The following tables summarize a comparison of Earnings Driven Growth and Mid-Cap Growth with respect to their investment objectives and principal investment strategies, as set forth in the respective Prospectuses and Statements of Additional Information relating to the Funds.

Earnings Driven Growth

Investment Objective	Capital appreciation.

Principal Investment Strategies

Under normal circumstances, invests at least 80% of its assets in common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase, but may invest in companies with higher or lower market capitalizations. At June 30, 2007, the market capitalization range of the equity securities in which the Fund was invested was $1.9 billion to $25.8 billion.

Uses a screening process to select stocks of companies that it believes are growing earnings at accelerated rates; producing quality, sustainable earnings; reasonably valued relative to their growth rate and to the market; well managed; and have potential to exceed earnings expectations (so-called “earnings surprisers”). Any income derived from investments will be incidental.

May be invested in a relatively limited number of issuers.

May invest a significant portion of its assets in one or more sectors of the equity securities market, such as technology, healthcare, natural resources, etc.

To invest effectively in companies with medium market capitalizations, the Fund will not offer shares to the public when its net assets exceed $500 million. This limit is subject to change without notice to shareholders.

Investment strategies may result in a higher portfolio turnover rate for the Fund.

Mid-Cap Growth

Investment Objective	Capital appreciation.

Principal Investment Strategies

Under normal circumstances, invests at least 80% of its assets in common stocks that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of June 30, 2007, the market capitalization range of companies included in the Russell Midcap® Growth Index was $229 million to $22.4 billion, and the market capitalization range of the equity securities in which the Fund was invested was $1.7 billion to $31.6 billion.

Approach to equity management is process driven, applying quantitative analytics combined with a fundamental overlay to provide consistent, superior performance results. Based on internal research and extensive academic studies, the Subadviser focuses on those companies exhibiting improving fundamentals, attractive valuations and increasing investor interest.

The principal risks of investing in Mid-Cap Growth are substantially similar to those of investing in Earnings Driven Growth. They include:

•

Equity securities risk - generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product).

•

Growth stock risk - because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more susceptible than non-growth stocks to market changes, tending to drop more sharply when markets fall. Growth-oriented funds typically underperform when value investing is in favor.

•

Medium market capitalization risk - companies with medium market capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on medium market capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Medium market capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

For Earnings Driven Growth only:

•

Limited number of investments risk - conditions which negatively affect securities in the portfolio will have a greater impact on the Fund as compared to a fund that holds a greater number of security positions. In addition, the Fund may be more sensitive to changes in the market value of a single issuer in its portfolio, making the value of your shares potentially more volatile.

•

Sector investing risk - to the extent the Fund invests a significant portion of its equity portfolio in one or more market sectors at any time, the Fund may be subject to additional risk. Securities in other sectors may provide greater investment return in certain market conditions as compared with the companies in the sector(s) in which the Fund was invested. Moreover, conditions that negatively affect the sector(s) in which the Fund has invested will have a greater impact on the Fund as compared with a fund that is not significantly invested in such sector(s).

The Funds may invest a portion of their assets in cash, cash equivalents such as U.S. Government securities, money market instruments, or high grade commercial paper as a temporary defensive strategy when, in the belief of the Subadviser, adverse market conditions warrant doing so. This strategy would be employed only in seeking to avoid losses, and in such instances, a Fund may not achieve its investment objective.

For a detailed discussion of the Funds’ risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

Although Earnings Driven Growth and Mid-Cap Growth have identical investment objectives and similar investment strategies, certain securities held by Earnings Driven Growth may be sold in order to comply with the investment practices of Mid-Cap Growth in connection with the reorganization. For any such sales, the transaction costs will be borne by Mid-Cap Growth. Such costs are ultimately borne by the Fund’s shareholders.

How do the Funds fees and expenses compare?

Earnings Driven Growth offers four classes of shares (Class A, Class B, Class C and Class I). Mid-Cap Growth also offers Class A, Class B, Class C and Class I Shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class B, Class C and Class I shares of each of the Funds. Because Class I shares of Mid-Cap Growth have been in existence only since September 13, 2007, no expense information is provided for this share class. The table entitled “Mid-Cap Growth Pro Forma” shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for the Class A, Class B, Class C and Class I shares of Earnings Driven Growth and Mid-Cap Growth set forth in the following tables and in the examples are based on the expenses for Earnings Driven Growth for the twelve month period ended September 30, 2006 and Mid-Cap Growth for the twelve month period ended October 31, 2006. The amounts for Class A, Class B, Class C and Class I shares of Mid-Cap Growth (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of Mid-Cap Growth would have been for the twelve month period ended April 30, 2007, assuming the Reorganization had taken place on May 1, 2006.

Shareholder Fees (fees paid directly from your investment)

	Earnings Driven Growth		Mid-Cap Growth		Mid-Cap Growth (Pro Forma)
	Class A		Class A		Class A
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	5.75%		5.75%		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	*	None	*	None	*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

*	A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder’s fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

	Earnings Driven Growth		Mid-Cap Growth		Mid-Cap Growth (Pro Forma)
	Class B		Class B		Class B
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	5.00	%**	5.00	%**	5.00	%**
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

**	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

	Earnings Driven Growth		Mid-Cap Growth		Mid-Cap Growth (Pro Forma)
	Class C		Class C		Class C
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00	%***	1.00	%***	1.00	%***
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

***	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

	Earnings Driven Growth	Mid-Cap Growth	Mid-Cap Growth (Pro Forma)
	Class I	Class I	Class I
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Fees and Expenses (as a percentage of average daily net assets)

	Earnings Driven Growth		Mid-Cap Growth	Mid-Cap Growth (Pro Forma)
	Class A		Class A	Class A
Management Fees	0.80%		0.80%	0.80%
Distribution and Service (12b-1) Fees(1)	0.25%		0.25%	0.25%
Other Expenses	0.81%		0.48%	0.48%
Total Annual Fund Operating Expenses Before Expense Reduction(2)	1.86%		1.53%	1.53%
Contractual Expense Reduction(3)	(0.41)%		—	—
Total Annual Fund Operating Expenses After Contractual Expense Reduction	1.45	%(4)	1.53%	1.53	%(5)

	Earnings Driven Growth		Mid-Cap Growth	Mid-Cap Growth (Pro Forma)
	Class B		Class B	Class B
Management Fees	0.80%		0.80%	0.80%
Distribution and Service (12b-1) Fees(1)	1.00%		1.00%	1.00%
Other Expenses	0.81%		0.48%	0.48%
Total Annual Fund Operating Expenses Before Expense Reduction(2)	2.61%		2.28%	2.28%
Contractual Expense Reduction(3)	(0.41)%		—	—
Total Annual Fund Operating Expenses After Contractual Expense Reduction	2.20	%(4)	2.28%	2.28	%(5)

	Earnings Driven Growth		Mid-Cap Growth	Mid-Cap Growth (Pro Forma)
	Class C		Class C	Class C
Management Fees	0.80%		0.80%	0.80%
Distribution and Service (12b-1) Fees(1)	1.00%		1.00%	1.00%
Other Expenses	0.81%		0.48%	0.48%
Total Annual Fund Operating Expenses Before Expense Reduction(2)	2.61%		2.28%	2.28%
Contractual Expense Reduction(3)	(0.41)%		—	—
Total Annual Fund Operating Expenses After Contractual Expense Reduction	2.20	%(4)	2.28%	2.28	%(5)

	Earnings Driven Growth		Mid-Cap Growth	Mid-Cap Growth (Pro Forma)
	Class I		Class I	Class I
Management Fees	0.80%		—	0.80%
Distribution and Service (12b-1) Fees(1)	None		—	None
Other Expenses	0.81%		—	0.48%
Total Annual Fund Operating Expenses Before Expense Reduction(2)	1.61%		—	1.28%
Contractual Expense Reduction(3)	(0.41)%		—	—
Total Annual Fund Operating Expenses After Contractual Expense Reduction	1.20	%(4)	—	1.28	%(5)

(1)	Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the NASD.

(2)	Expenses have been restated to reflect current fee structures.

(3)	Earnings Driven Growth’s investment adviser contractually agreed to limit the Fund’s total operating expenses (excluding interest, tax and extraordinary expenses), through January 31, 2008, so that such expenses will not exceed 1.45% for Class A Shares, 2.20% for Class B Shares, 2.20% for Class C Shares and 1.20% for Class I Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement unless authorized to do so by the Board of Trustees.

(4)	Does not include extraordinary expenses incurred by the Fund in connection with proxies, which were not eligible for inclusion in expenses subject to the expense limitation agreement with the Adviser. Including these extraordinary expenses, the net Fund expenses after the contractual expense reduction would have been 1.47% for Class A Shares, 2.22% for Class B Shares, 2.22% for Class C Shares and 1.22% for Class I Shares.

(5)	Prior to the Reorganization, Mid-Cap Growth’s investment adviser voluntarily agreed to limit the Fund’s total operating expenses (excluding interest, tax and extraordinary expenses) through September 30, 2008, so that such expenses will not exceed 1.45% for Class A Shares, 2.20% for Class B Shares, 2.20% for Class C Shares and 1.20% for Class I Shares. These limits are voluntary and may be discontinued at any time.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Funds and Mid-Cap Growth Pro Forma, assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that all contractual expense limits remain in effect for the periods indicated only. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses*

	Earnings Driven Growth
	One Year	Three Years	Five Years	Ten Years
Class A	$711	$1,084	$1,480	$2,586
Class B	$620	$966	$1,338	$2,713
Class C	$320	$764	$1,334	$2,884
Class I	$119	$435	$774	$1,732

	Mid-Cap Growth
	One Year	Three Years	Five Years	Ten Years
Class A	$722	$1,031	$1,361	$2,294
Class B	$631	$913	$1,222	$2,619
Class C	$331	$711	$1,218	$2,612

	Mid-Cap Growth Pro Forma
	One Year	Three Years	Five Years	Ten Years
Class A	$722	$1,031	$1,361	$2,294
Class B	$631	$913	$1,222	$2,619
Class C	$331	$711	$1,218	$2,612
Class I	$130	$406	$702	$1,545

You would pay the following expenses if you did not redeem your shares:

	Earnings Driven Growth
	One Year	Three Years	Five Years	Ten Years
Class B	$220	$766	$1,338	$2,713
Class C	$220	$764	$1,334	$2,884

	Mid-Cap Growth
	One Year	Three Years	Five Years	Ten Years
Class B	$231	$713	$1,222	$2,619
Class C	$231	$711	$1,218	$2,612

	Mid-Cap Growth Pro Forma
	One Year	Three Years	Five Years	Ten Years
Class B	$231	$713	$1,222	$2,619
Class C	$231	$711	$1,218	$2,612

*	Expenses have been restated to reflect current fee structures.

How do the Funds’ performance records compare?

The following charts show how the Class A shares of the Funds have performed in the past. The Class A and Class I shares are the oldest classes outstanding for Earnings Driven Growth and Class A shares are the oldest class outstanding for Mid-Cap Growth. The Class B and Class C shares of Earnings Driven Growth commenced operations on July 1, 1998. The Class B, Class C and Class I shares of Mid-Cap Growth commenced operations on July 21, 1994, January 2, 2001 and September 13, 2007, respectively. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss for the Class A shares of Earnings Driven Growth and Mid-Cap Growth in each full calendar year over a ten-year period.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return, as applicable, has varied from year-to-year. These charts include the effects of Fund expenses. Each Fund’s average annual returns in the charts above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Earnings Driven Growth

16.22%	29.21%	44.58%	13.00%	-23.82%	-32.10%	29.01%	6.63%	1.36%	6.08%
97	98	99	00	01	02	03	04	05	06

High Quarter: 4th - 1999 +44.83%

Low Quarter: 3rd - 2001 -26.02%

Year-to-date Performance (through June 30, 2007) is +9.92%

Mid-Cap Growth

19.37%	30.44%	83.65%	-17.33%	-36.45%	-32.02%	39.28%	8.42%	9.49%	-0.18%
97	98	99	00	01	02	03	04	05	06

High Quarter: 4th - 1999 +52.01%

Low Quarter: 1st - 2001 -36.28%

Year-to-date performance (through June 30, 2007) is +12.26%

The next set of tables lists the average annual total return by class of Earnings Driven Growth and Mid-Cap Growth (except for its Class I shares) for the past one, five and ten years (through December 31, 2006). Class I shares of Mid-Cap Growth have been in existence only since September 13, 2007, so no performance history is available for this share class. The after-tax returns shown are for Class A; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the periods ended 12/31/2006)(1)

Earnings Driven Growth	1 Year Ended 12/31/06	5 Years Ended 12/31/06	10 Years Ended 12/31/06	Since Inception (Class B and Class C)
Class A shares
Return Before Taxes	-0.02%	-1.09%	5.87%	—
Return After Taxes on Distributions(2)	-0.02%	-1.09%	4.63%	—
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-0.01%	-0.92%	4.40%	—
Class B shares				7/1/98
Return Before Taxes	1.30%	-0.66%	—	2.58%
Class C shares				7/1/98
Return Before Taxes	5.30%	-0.66%	—	2.58%
Class I shares
Return Before Taxes	6.36%	0.35%	6.82%	—
S&P 500 Index	15.78%	6.19%	8.44%	4.15%
Russell MidCap Growth Index	10.66%	8.22%	8.62%	6.10%

Mid-Cap Growth	1 Year Ended 12/31/06	5 Years Ended 12/31/06	10 Years Ended 12/31/06	Since Inception (Class C)
Class A shares
Return Before Taxes	-5.92%	1.12%	4.74%	—
Return After Taxes on Distributions(2)	-5.92%	1.12%	3.40%	—
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-3.85%	0.96%	3.43%	—
Class B shares
Return Before Taxes	-4.90%	1.58%	4.58%	—
Class C shares				1/2/01
Return Before Taxes	-0.94%	1.55%	—	-4.57%
S&P 500 Index	15.78%	6.19%	8.44%	3.44%
Russell MidCap Growth Index	11.39%	8.14%	8.62%	4.26%

(1)	Each Fund’s average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in the Fund’s Class A shares and a full redemption in the Fund’s Class B and Class C shares.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a tax loss realized on sale of fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium- sized companies and is often used to indicate the performance of the overall stock market. The Russell MidCap Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The indexes are calculated on a total-return basis with dividends reinvested. Each index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Mid-Cap Growth is also contained in management’s discussion of Mid-Cap Growth’s performance, which appears in the most recent Annual Report of the Series Fund relating to Mid-Cap Growth.

Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and sub advisory fees be after the Reorganization?

Management of the Funds

The overall management of Earnings Driven Growth and Mid-Cap Growth is the responsibility of, and is supervised by, the respective Boards of Trustees of Opportunities Trust and Series Fund.

Adviser

Phoenix Investment Counsel, Inc. (the “Adviser” or “PIC”) is the investment adviser for Mid-Cap Growth and is responsible for managing the Fund’s investment program. The Adviser selects and pays the fees of the Subadviser to manage the Fund and monitors the Subadviser’s management of the Fund.

Facts about the Adviser:

•	The Adviser is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. and has acted as an investment adviser for over 70 years.

•	The Adviser acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients, with assets under management of approximately $37.5 million as of June 30, 2007.

•	The Adviser is located at 56 Prospect Street, Hartford, Connecticut 06115.

Subadviser

Harris Investment Management, Inc. (the “Subadviser” or “Harris”) is the investment subadviser to Mid-Cap Growth. Pursuant to a Subadvisory Agreement with the Adviser, the Subadviser is responsible for the day-to-day management of the Fund’s portfolio.

Facts about the Subadviser:

•	The Subadviser has been an investment adviser since 1989.

•

The Subadviser is a wholly-owned subsidiary of Harris Bancorp, Inc., which is wholly-owned by Harris Financial Corp. Harris Financial Corp. is wholly-owned by Bank of Montreal, a publicly traded Canadian banking institution.

•	The Subadviser had approximately $16.5 billion in assets under management as of June 30, 2007.

•	The Subadviser is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, Illinois 60690.

Portfolio Management

A team of investment professionals is jointly and primarily responsible for the day-to-day management of Mid-Cap Growth’s portfolio.

MARK E. WIMER, CFA. Mr. Wimer has served as lead portfolio manager for the Fund since June 2006. Mr. Wimer is a Principal and Portfolio Manager at Harris, focusing on large cap products. Prior to joining Harris in 2006, he was Director of Quantitative Research for a hedge fund at Deutsche Bank (2005-2006) and performed research, consulting and sales for a quantitative research division of Charles Schwab & Co. (2000-2005). Mr. Wimer has 12 years of investment management experience.

T. ANDREW JANES, JD, CFA. Mr. Janes has served as portfolio manager for the Fund since June 2006. Mr. Janes is a Partner and Equity Portfolio Manager at Harris. Prior to joining Harris in 1999, he was a Fund Manager and Senior Portfolio Manager for a Ohio-based financial institution. Mr. Janes has 21 years of investment management experience.

DANIEL L. SIDO. Mr. Sido has served as portfolio manager for the Fund since June 2006. Mr. Sido is a Senior Partner and Portfolio Manager at Harris. Prior to joining Harris in 1994, he was a portfolio manager for a St. Louis investment management company, managing equity and fixed income portfolios. Mr. Sido has 24 years of investment management experience.

Please refer to the Statement of Additional Information for additional information about Mid-Cap Growth’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Mid-Cap Growth.

Advisory Fees

For its management and supervision of the daily business affairs of Mid-Cap Growth, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Mid-Cap Growth’s net assets at the following annual rates:

First $500 million	0.80%
Over $500 million	0.70%

Subadvisory Fees

Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to Mid-Cap Growth. Mid-Cap Growth does not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee calculated at a rate equal to 50% of the gross investment management fee.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization contemplated by the Plan shall, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that Earnings Driven Growth and Mid-Cap Growth each will be a “party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result, for federal income tax purposes, no gain or loss will be recognized by Earnings Driven Growth or its shareholders as a result of receiving shares of Mid-Cap Growth in connection with the Reorganization. The aggregate tax basis and holding period of the shares of Mid-Cap Growth that are received by the shareholders of Earnings Driven Growth will be the same as the aggregate tax basis and holding period of the shares of Earnings Driven Growth previously held by such shareholders, provided that such shares of Earnings Driven Growth are held as capital assets. In addition, no gain or loss will be recognized by Mid-Cap Growth upon the receipt of the assets of Earnings Driven Growth in exchange for shares of Mid-Cap Growth and the assumption by Mid-Cap Growth of Earnings Driven Growth’s liabilities, and the holding period and tax basis of the assets of Earnings Driven Growth in the hands of Mid-Cap Growth as a result of the Reorganization will be the same as in the hands of Earnings Driven Growth immediately prior to the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. The risk factors are similar due to the identical investment objectives and similar investment strategies of the Funds. The risks of Mid-Cap Growth are described in greater detail in that Fund’s Prospectus.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

Each of the Funds is subject to Equity Securities Risk.
Earnings Driven Growth	Normally invests at least 80% of its assets in common stocks.
Mid-Cap Growth	Normally invests at least 80% of its assets in common stocks.

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product).

Each of the Funds is subject to Investment Style Risk.
Earnings Driven Growth	Uses a growth strategy.
Mid-Cap Growth	Uses a growth strategy.

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. A Fund may also employ a combination of styles that impact its risk characteristics. An example of a different investment style includes growth stocks. Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more susceptible than non-growth stocks to market changes, tending to drop more sharply when markets fall. Growth-oriented funds typically underperform when value investing is in favor.

Each of the Funds is subject to Market Capitalization Risk.
Earnings Driven Growth	Normally invests at least 80% of its assets in common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase.
Mid-Cap Growth	Normally invests at least 80% of its assets in common stocks that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell Midcap Growth Index.

Stocks fall into three broad market capitalization categories—large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. Investments in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Are there any other risks of investing in the Funds?

Earnings Driven Growth is subject to Reduced Diversification Risk and Sector Investing Risk.

Reduced Diversification Risk

The Fund may invest in securities of a limited number of companies, which makes it more sensitive to changes in the market value of a single issuer or industry in the Fund’s portfolio. To the extent that the Fund is in fact not well diversified, it may be more vulnerable to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified. In addition, the Fund may be more sensitive to changes in the market value of a single issuer in its portfolio, making the value of your shares potentially more volatile.

Sector Investing Risk

To the extent the Fund invests a significant portion of its equity portfolio in one or more market sectors at any time, the Fund may be subject to additional risk. Securities in other sectors may provide greater investment return in certain market conditions as compared with the companies in the sectors in which the Fund was invested. Moreover, conditions that negatively affect the sectors in which the Fund has invested will have a greater impact on the Fund as compared with a fund that is not significantly invested in such sectors.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

Both Funds are managed and constructed in a similar style and composition. The proposed Reorganization will allow shareholders of Earnings Driven Growth to own a fund that is similar in style, and with a greater amount of assets. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower expenses for Mid-Cap Growth, which should benefit shareholders of Earnings Driven Growth.

At a Board meeting held on May 30, 2007, the Board of Trustees of Opportunities Trust, on behalf of Earnings Driven Growth, considered and unanimously approved the Reorganization. They determined that the Reorganization was in the best interests of Earnings Driven Growth and its shareholders, and that the interests of the existing shareholders of Earnings Driven Growth will not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Board of Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Board of Trustees noted that Mid-Cap Growth has an identical investment objective and similar investment strategies as Earnings Driven Growth and its performance over the three- and five-year periods has exceeded that of Earnings Driven Growth, while Earnings Driven Growth has outperformed Mid-Cap Growth over the one- and ten-year periods. In addition, on a pro forma basis, total net operating expenses of Mid-Cap Growth should be equal to those of Earnings Driven Growth, due to the voluntary expense limitation prior to the Reorganization by Mid-Cap Growth’s investment adviser until September 30, 2008. Such expense limits are voluntary and may be discontinued at any time.

The Board of Trustees considered the relative asset size of each Fund. As of June 30, 2007, Earnings Driven Growth’s assets were approximately $30.7 million and Mid-Cap Growth’s assets were approximately $133 million.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•

the fact that the management fee of and total expenses of Mid-Cap Growth will be comparable to those of Earnings Driven Growth on a pro forma basis, due to voluntary expense reimbursement arrangements with the Adviser through September 30, 2008;

•	the fact that Earnings Driven Growth and Mid-Cap Growth have identical investment objectives and similar principal investment strategies;

•	the fact that Mid-Cap Growth will bear the expenses incurred by the Funds in connection with the Reorganization;

•	the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

•	the fact that Mid-Cap Growth will assume all of the liabilities of Earnings Driven Growth;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Earnings Driven Growth, including the ability to redeem their shares.

During their consideration of the Reorganization, the Board of Trustees of Opportunities Trust met with counsel for the Disinterested Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board of Trustees of Opportunities Trust concluded that the proposed Reorganization would be in the best interests of Earnings Driven Growth and its shareholders. Consequently, they unanimously approved the Plan.

The Board of Trustees of Series Fund has also unanimously approved the Plan on behalf of Mid-Cap Growth.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

The Plan provides that all of the assets of Earnings Driven Growth will be acquired by Mid-Cap Growth in exchange for Class A, Class B, Class C and Class I shares of Mid-Cap Growth and the assumption by Mid-Cap Growth of all of the liabilities of Earnings Driven Growth on or about September 21, 2007, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, Earnings Driven Growth will endeavor to discharge all of its known liabilities and obligations. Earnings Driven Growth will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, Earnings Driven Growth will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund’s shareholders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund’s net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional shares of each class of Mid-Cap Growth to be received by the shareholders of Earnings Driven Growth will be determined by multiplying the respective outstanding class of shares of Earnings Driven Growth by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Earnings Driven Growth by the net asset value per share of the respective class of shares of Mid-Cap Growth. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

Phoenix Equity Planning Corporation (“PEPCO”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Mid-Cap Growth, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to Mid-Cap Growth, Earnings Driven Growth will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Mid-Cap Growth received by Earnings Driven Growth. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Earnings Driven Growth’s shareholders on Mid-Cap Growth’s share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Mid-Cap Growth due to Earnings Driven Growth’s shareholders. All issued and outstanding shares of Earnings Driven Growth will be canceled. The shares of Mid-Cap Growth to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Earnings Driven Growth will be terminated.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including, accuracy of various representations and warranties and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of the Funds; (b) by either Fund if the Reorganization has not occurred on or before December 31, 2007 or (c) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

If the Reorganization is not consummated, PIC or one of its affiliates will pay the expenses incurred by the Funds in connection with the Reorganization. In such event, no portion of the expenses will be borne directly or indirectly by Earnings Driven Growth, Mid-Cap Growth or their shareholders.

If the Reorganization is not consummated, the Board of Trustees of Opportunities Trust will consider other possible courses of action which may be in the best interests of Earnings Driven Growth shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, Earnings Driven Growth and Mid-Cap Growth will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that Earnings Driven Growth and Mid-Cap Growth each will be a “party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result:

1.	No gain or loss will be recognized by Mid-Cap Growth upon the receipt of the assets of Earnings Driven Growth solely in exchange for the shares of Mid-Cap Growth and the assumption by Mid-Cap Growth of the liabilities of Earnings Driven Growth;

2.	No gain or loss will be recognized by Earnings Driven Growth on the transfer of its assets to Mid-Cap Growth in exchange for Mid-Cap Growth’s shares and the assumption by Mid-Cap Growth of the liabilities of Earnings Driven Growth or upon the distribution of Mid-Cap Growth’s shares to Earnings Driven Growth’s shareholders in exchange for their shares of Earnings Driven Growth;

3.	No gain or loss will be recognized by Earnings Driven Growth’s shareholders upon the exchange of their shares of Earnings Driven Growth for shares of Mid-Cap Growth in liquidation of Earnings Driven Growth;

4.	The aggregate tax basis of the shares of Mid-Cap Growth received by each shareholder of Earnings Driven Growth pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Earnings Driven Growth held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Mid-Cap Growth received by each shareholder of Earnings Driven Growth will include the period during which the shares of Earnings Driven Growth exchanged therefor were held by such shareholder (provided that the shares of Earnings Driven Growth are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of Earnings Driven Growth acquired by Mid-Cap Growth will be the same as the tax basis of such assets to Earnings Driven Growth immediately prior to the Reorganization, and the holding period of such assets in the hands of Mid-Cap Growth will include the period during which the assets were held by Earnings Driven Growth.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, Earnings Driven Growth would recognize gain or loss on the transfer of its assets to Mid-Cap Growth and each shareholder of Earnings Driven Growth would recognize a taxable gain or loss equal to the difference between its tax basis in its Earnings Driven Growth shares and the fair market value of the shares of Mid-Cap Growth it received.

As of its last fiscal year end on September 30, 2006, Earnings Driven Growth had capital loss carryforward of $62.2 million. Mid-Cap Growth’s utilization after the Reorganization of any pre-Reorganization losses realized by Earnings Driven Growth to offset gains realized by Mid-Cap Growth could be subject to limitation in future years.

Pro-forma Capitalization

The following table sets forth the capitalization of Earnings Driven Growth and Mid-Cap Growth as of April 30, 2007, and the capitalization of Mid-Cap Growth on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.08 Class A shares, 1.13 Class B shares, 1.13 Class C shares and 1.12 Class I shares of Mid-Cap Growth for each Class A, Class B, Class C and Class I share, respectively, of Earnings Driven Growth.

Capitalization of Earnings Driven Growth, Mid-Cap Growth and

Mid-Cap Growth (Pro Forma) *

	Earnings Driven Growth	Mid-Cap Growth	Adjustments	Mid-Cap Growth Pro-forma (After Reorganization)
Net Assets
Class A	$13,213,904	$120,260,175		$133,474,079
Class B	$8,964,783	$9,035,038		$17,999,821
Class C	$6,669,957	$520,613		$7,190,570
Class I	$3,400,729	—		$3,400,729
Total Net Assets	$32,249,373	$129,815,826	($30,000)	$162,035,199
Net Asset Value Per Share
Class A	$19.23	$17.73		$17.73
Class B	$17.86	$15.81		$15.81
Class C	$17.85	$15.79		$15.79
Class I	$19.86	$17.73		$17.73
Shares Outstanding
Class A	687,304	6,782,980	57,994	7,528,278
Class B	502,083	571,547	65,020	1,138,650
Class C	373,577	32,971	48,839	455,387
Class I	171,262	—	20,548	191,810

Total Shares Outstanding	1,734,226	7,387,498		9,314,125

*	Table reflects $30,000 of estimated merger related expenses.

The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

PEPCO, an affiliate of The Phoenix Companies, Inc. and the sole stockholder of the Adviser, serves as the national distributor of the Funds’ shares. PEPCO distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Mid-Cap Growth is authorized to issue four classes of shares: Class A, Class B, Class C and Class I. Earnings Driven Growth also currently offers Class A, Class B, Class C and Class I shares. Each Class has a separate distribution arrangement and bears its own distribution expenses, if any.

In the proposed Reorganization, shareholders of Earnings Driven Growth owning Class A, Class B, Class C or Class I shares will receive Class A, Class B, Class C or Class I shares, respectively, of Mid-Cap Growth. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Class A Shares on which a finder’s fee has been paid may incur a 1% deferred sales charge if the shares are redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. If you acquire Class A shares as a result of the Reorganization, you will continue to be subject to a deferred sales charge upon subsequent redemption to the same extent as if you had continued to hold your shares of Earnings Driven Growth. Class A shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class A shares of Mid-Cap Growth under which the Fund may pay a service fee at an annual rate which may not exceed 0.25% of average daily net assets attributable to the Class.

Class B shares are sold with a contingent deferred sales charge (“CDSC”) which ranges from 5.00% to 2.00% if shares are redeemed within 5 years of their purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class B shares acquired as a result of the Reorganization, the length of time you hold shares in Mid-Cap Growth will be added to the length of time you held shares in Earnings Driven Growth. If you acquire Class B shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Earnings Driven Growth. Class B shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class B shares of Mid-Cap Growth under which the Fund may pay for distribution-related expenses at an annual rate which may not exceed 1.00% of average daily net assets attributable to the Class. Class B shares automatically convert to Class A shares after eight years. For purposes of determining when Class B shares issued in the Reorganization to shareholders of Earnings Driven Growth will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Earnings Driven Growth were originally purchased.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% CDSC if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Mid-Cap Growth will be added to the length of time you held shares in Earnings Driven Growth. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Earnings Driven Growth. Class C shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class C shares of Mid-Cap Growth under which the Fund may pay for distribution-related expenses at an annual rate which may not exceed 1.00% of average daily net assets attributable to the Class. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Earnings Driven Growth in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

Class I shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. No Rule 12b-1 plan has been adopted for the Class I shares of the Funds.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class B, Class C and Class I shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Mid-Cap Growth.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in each Fund’s Prospectus. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in each Fund’s Prospectus. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200, subject to sixty-days written notice. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

Earnings Driven Growth and Mid-Cap Growth currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Phoenix Funds.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

The Funds distribute net investment income semiannually. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and Mid-Cap Growth intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Earnings Driven Growth is a series of Opportunities Trust, a diversified open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. Mid-Cap Growth is a series of Series Fund, a diversified open-end management investment company registered with the SEC under the 1940 Act that is also organized as a Delaware statutory trust. Opportunities Trust and Series Fund are governed by their respective Agreements and Declarations of Trust (“Declarations of Trust”) and Bylaws, a Board of Trustees, and applicable Delaware law. Each of Opportunities Trust and Series Fund is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of Series Fund currently consist of Mid-Cap Growth and two other mutual funds of various asset classes, while Opportunities Trust consists of Earnings Driven Growth and 13 other mutual funds.

Capitalization

The beneficial interests in Opportunities Trust and Series Fund are represented by an unlimited number of transferable shares of beneficial interest, $1 par value for Opportunities Trust and no par value for Series Fund, of one or more series. The Declaration of Trust of each entity permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of Earnings Driven Growth and Mid-Cap Growth are offered in four classes (Class A, Class B, Class C and Class I). Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that Opportunities Trust or Series Fund or a shareholder of Opportunities Trust or Series Fund is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of Opportunities Trust and Series Fund to liability. To guard against this risk, the Declaration of Trust of each of Opportunities Trust and Series Fund (a) provides that any written obligation of Opportunities Trust or Series Fund, as the case may be, may contain a statement that such obligation may only be enforced against the assets of Opportunities Trust or Series Fund, as the case may be, or the particular series in question and the obligation is not binding upon the shareholders of Opportunities Trust or Series Fund, as the case may be; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Opportunities Trust or Series Fund, as the case may be. Accordingly, the risk of a shareholder of Opportunities Trust or Series Fund incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) Opportunities Trust or Series Fund, as the case may be, itself is unable to meet its obligations. In light of Delaware law, the nature of each of Opportunities Trust’s and Series Fund’s business, and the nature of their assets, the risk of personal liability to a shareholder of Opportunities Trust or Series Fund is remote.

Shareholder Meetings and Voting Rights

Opportunities Trust and Series Fund, on behalf of Earnings Driven Growth and Mid-Cap Growth, respectively, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Opportunities Trust or Series Fund. In addition, each of Opportunities Trust and Series Fund is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Opportunities Trust nor Series Fund currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of Opportunities Trust or Series Fund.

Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to each of Opportunities Trust and Series Fund, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Trustee of either entity may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of either entity, as the case may be, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Declaration of Trust of each entity, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Declaration of Trust of each of Opportunities Trust and Series Fund provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize Opportunities Trust or Series Fund, as the case may be, as a corporation or other entity, (2) merge Opportunities Trust or Series Fund, as the case may be, into another entity, or merge, consolidate or transfer the assets and liabilities of a Fund or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. The Trustees of each of Opportunities Trust and Series Fund may also terminate Opportunities Trust or Series Fund, as the case may be, a Fund, or a class of shares upon written notice to the shareholders.

Liquidation

In the event of the liquidation of Opportunities Trust or Series Fund, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to Opportunities Trust or Series Fund, the Fund or attributable to the class over the liabilities belonging to Opportunities Trust or Series Fund, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of a class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Declaration of Trust of each of Opportunities Trust and Series Fund, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and Bylaws of each of Opportunities Trust and Series Fund, each Trustee of Opportunities Trust or Series Fund is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to Opportunities Trust or Series Fund, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to Opportunities Trust or Series Fund, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Opportunities Trust and Series Fund may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay Opportunities Trust or Series Fund, as the case may be, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and Bylaws of each of Opportunities Trust and Series Fund and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, Bylaws and Delaware law directly for more complete information.

Shareholder Information

As of July 30, 2007, the total number of shares of Earnings Driven Growth outstanding was as follows:

Number of Shares
Class A	626,673.19
Class B	448,585.454
Class C	352,198.298
Class I	108,744.196

Total	1,536,201.138

As of July 30, 2007, the officers and Trustees of Opportunities Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Earnings Driven Growth.

As of July 30, 2007, the officers and Trustees of the Series Fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of Mid-Cap Growth.

Control Persons and Principal Holders of Securities

As of July 30, 2007, no beneficial owners or record owners controlled more than 5% of the shares of Mid-Cap Growth. The beneficial owners or record owners of more than 5% of the shares of Earnings Driven Growth as of that date were as follows:

Earnings Driven Growth-Class A

Name and Address	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization
MLPF&S for the Sole Benefit of its Customers Attn Fund Administration 4800 Deer Lake Dr E 3rd Fl Jacksonville, Fl 32246-6484	117,203	7.6%	Less than 5%

Earnings Driven Growth-Class B

Name and Address	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization
MLPF&S for the Sole Benefit of its Customers Attn Fund Administration 4800 Deer Lake Dr E 3rd Fl Jacksonville, Fl 32246-6484	143,013	9.3%	Less than 5%

Earnings Driven Growth-Class C

Name and Address	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization
MLPF&S for the Sole Benefit of its Customers Attn Fund Administration 4800 Deer Lake Dr E 3rd Fl Jacksonville, Fl 32246-6484	158,745	10.3%	Less than 5%

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of Opportunities Trust relating to Earnings Driven Growth, for the year ended as of September 30, 2006, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of Series Fund relating to Mid-Cap Growth, for the year ended as of October 31, 2006, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The Semi-Annual Reports of Earnings Driven Growth and Mid-Cap Growth for the six month periods ended March 31, 2007 and April 30, 2007, respectively, have also been incorporated by reference herein.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Mid-Cap Growth will be passed upon by Kevin J. Carr, Esq., Vice President and Counsel, The Phoenix Companies, Inc.

ADDITIONAL INFORMATION

Opportunities Trust and Series Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

September         , 2007

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this              day of September, 2007, by and between Phoenix Series Fund, a Delaware statutory trust (the “Acquiring Trust”), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Mid-Cap Growth Fund (the “Acquiring Fund”), a separate series of the Acquiring Trust, and Phoenix Opportunities Trust, a Delaware statutory trust (the “Selling Trust”), on behalf of the Phoenix Earnings Driven Growth Fund (the “Acquired Fund”), a separate series of the Selling Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund is a separate series of the Selling Trust and the Acquiring Fund is a separate series of the Acquiring Trust, each of which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Acquiring Trust, including a majority of the Trustees who are not “interested persons” of the Acquiring Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Selling Trust, including a majority of the Trustees who are not “interested persons” of the Selling Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Acquiring Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquiring Fund.

2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Acquiring Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4 Phoenix Equity Planning Corporation (“PEPCO”) shall make all computations of value, in its capacity as financial agent for the Acquiring Trust.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be September 21, 2007, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Phoenix Life Insurance Company, One American Row, Hartford, CT 06115-0480 or at such other time and/or place as the parties may agree.

3.2 The Selling Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Selling Trust shall direct PEPCO (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the

Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 The Selling Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of the Selling Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Selling Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Selling Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Selling Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Selling Trust’s Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Acquiring Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Selling Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Selling Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The unaudited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at March 31, 2007 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since March 31, 2007, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Selling Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquiring Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by the Selling Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The unaudited financial statements of the Acquiring Fund at April 30, 2007, are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since April 30, 2007, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Acquiring Trust for use in the registration statements and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	COVENANTS OF THE SELLING TRUST ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.

5.4 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.6 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.7 The Selling Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Selling Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.	COVENANTS OF THE ACQUIRING TRUST ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Selling Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Selling Trust’s election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Trust’s election, to the performance by the Selling Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of the Selling Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 The Selling Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Selling Trust;

8.3. The Selling Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Selling Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Selling Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.2 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Selling Trust and the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.4 The parties shall have received the opinion of McDermott Will & Emery LLP, addressed to the Acquiring Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall, for federal income tax purposes, qualify as a tax free reorganization described in Section 368(a)(1) of the Code. The delivery of such opinion is conditioned upon receipt of representations it shall request of the Acquiring Trust. Notwithstanding anything herein to the contrary, the Acquiring Trust may not waive the condition set forth in this paragraph 9.4.

10.	BROKERAGE FEES AND EXPENSES

10.1 The Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be borne by the Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then Phoenix Investment Counsel, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Selling Trust and the Acquiring Trust have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2007, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except that the Acquiring Trust may not waive the condition set forth in paragraph 9.4.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Selling Trust and the Acquiring Trust.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Phoenix Equity Planning Corporation, 101 Munson Street, Greenfield, Massachusetts 01301, Attn: General Counsel.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund. The execution and delivery by such officers of the Acquired Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund.

16.6 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Fund personally, but shall bind only the Acquiring Trust property of the Acquiring Fund, as provided in the Trust Instrument of the Acquiring Fund. The execution and delivery by such officers of the Acquiring Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquiring Trust property of the Acquiring Fund as provided in the Trust Instrument of the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary, all as of the date first written above.

Attest:	PHOENIX SERIES FUND, on behalf of its series PHOENIX MID-CAP GROWTH FUND

By:
By:
Title:	Title:

Attest:	PHOENIX OPPORTUNITIES TRUST, on behalf of its series PHOENIX EARNINGS DRIVEN GROWTH FUND

By:
By:
Title:	Title:

Attest:	Agreed and accepted as to paragraph 10.3 only: PHOENIX INVESTMENT COUNSEL, INC.

By:
By:
Title:	Title:

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

PHOENIX EARNINGS DRIVEN GROWTH FUND

a series of

PHOENIX OPPORTUNITIES TRUST

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

By and In Exchange For Shares of

PHOENIX MID-CAP GROWTH FUND

a series of

PHOENIX SERIES FUND

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

This Statement of Additional Information, dated September __, 2007, relating specifically to the proposed transfer of the assets and liabilities of Phoenix Earnings Driven Growth Fund (“Earnings Driven Growth”), a series of Phoenix Opportunities Trust (“Opportunities Trust”) to Phoenix Mid-Cap Growth Fund (“Mid-Cap Growth”), a series of Phoenix Series Fund (“Series Fund”), in exchange for Class A, Class B, Class C and Class I shares of beneficial interest, no par value, of Mid-Cap Growth (to be issued to holders of shares of Earnings Driven Growth), consists of the information set forth below pertaining to Earnings Driven Growth and Mid-Cap Growth and the following described documents, each of which is incorporated by reference herein with the exception of the Pro Forma Financial Statements attached hereto:

(1)	The Statement of Additional Information of Earnings Driven Growth, dated June 27, 2007;

(2)	The Statement of Additional Information of Mid-Cap Growth, dated September 13, 2007 (to be filed by amendment);

(3)	Annual Report of Earnings Driven Growth for the year ended September 30, 2006;

(4)	Annual Report of Mid-Cap Growth for the year ended October 31, 2006;

(5)	Semi-Annual Report of Earnings Driven Growth for the six month period ended March 31, 2007; and

(6)	Semi-Annual Report of Mid-Cap Growth for the six month period ended April 30, 2007; and

(7)	Pro Forma Financial Statements dated as of April 30, 2007.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Earnings Driven Growth and Mid-Cap Growth, dated September __, 2007. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to Opportunities Trust or Series Fund at the telephone numbers or addresses set forth above.

Phoenix Series Fund

Pro Forma Combining Financial Statements (Unaudited)

April 30, 2007

Introductory Paragraph

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Phoenix Earnings Driven Growth Fund (“Earnings Driven Growth”), a series of Phoenix Opportunities Trust, in exchange for shares of Phoenix Mid-Cap Growth Fund (“Mid-Cap Growth”), a series of Phoenix Series Fund, at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Mid-Cap Growth, and the results of operations of Mid-Cap Growth for pre-combination periods will not be restated.

The pro forma unaudited combining statements of assets and liabilities and schedule of investments reflect the financial position of Earnings Driven Growth and Mid-Cap Growth as of April 30, 2007.

The pro forma unaudited statement of operations reflects the results of operations of each of the funds for the year ended April 30, 2007, as though the reorganization occurred as of the beginning of the preceding twelve month period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for Earnings Driven Growth and Mid-Cap Growth, which are incorporated by reference in the Statement of Additional Information.

Phoenix Mid-Cap Growth / Phoenix Earnings Driven Growth

Pro Forma Combining Schedule of Investments

April 30, 2007 (Unaudited)

		Shares or Par Value				Market Value
Phoenix Mid-Cap Growth	Phoenix Earning Driven Growth	Phoenix Mid-Cap Growth		Phoenix Mid-Cap Growth	Phoenix Earning Driven Growth	Phoenix Mid-Cap Growth
Fund	Fund	Pro Forma Combining Portfolios	DESCRIPTION	Fund	Fund	Combining Portfolios
			DOMESTIC COMMON STOCKS — 92.4%
	24,920	24,920	Activision, Inc. (b)	$—	$498,400	$498,400
96,500		96,500	Acxiom Corp. (f)	2,180,900		2,180,900
	11,260	11,260	Adobe Systems, Inc. (b)		467,966	467,966
183,000		183,000	AES Corp. (The) (b)	4,024,170		4,024,170
7,000		7,000	Affiliated Managers Group, Inc. (b)(f)	823,410		823,410
19,500		19,500	AGCO Corp. (b)(f)	813,735		813,735
	11,500	11,500	Akamai Technologies, Inc. (b)		506,920	506,920
15,600		15,600	Albemarle Corp.	662,220		662,220
1,800		1,800	Alleghany Corp. (b)	644,040		644,040
35,900		35,900	Allegheny Energy, Inc. (b)	1,919,214		1,919,214
	5,660	5,660	Allergan, Inc.		685,992	685,992
	12,250	12,250	Alliance Data Systems Corp. (b)		779,835	779,835
	7,150	7,150	Alliant Techsystems, Inc. (b)		665,879	665,879
17,800		17,800	AMBAC Financial Group, Inc. (f)	1,634,040		1,634,040
	16,300	16,300	American Tower Corp. Class A (b)		619,400	619,400
	18,240	18,240	Ametek, Inc.		661,747	661,747
45,200		45,200	Amkor Technology, Inc. (b)	632,348		632,348
50,600		50,600	AMR Corp. (b)(f)	1,320,154		1,320,154
59,400		59,400	AnnTaylor Stores Corp. (b)(f)	2,285,712		2,285,712
18,800		18,800	Applera Corp. - Applied Biosystems Group	587,312		587,312
16,800		16,800	Assurant, Inc. (f)	966,504		966,504
243,400		243,400	Avaya, Inc. (b)(f)	3,144,728		3,144,728
29,400		29,400	Avery Dennison Corp. (f)	1,828,680		1,828,680
	14,150	14,150	Ball Corp.		717,263	717,263
71,600		71,600	BEA Systems, Inc. (b)	844,164		844,164
87,850		87,850	Brinker International, Inc. (f)	2,732,135		2,732,135
	29,440	29,440	Cadence Design Systems, Inc. (b)		653,568	653,568
	21,550	21,550	CB Richard Ellis Group, Inc. Class A (b)		729,467	729,467
	14,510	14,510	Church & Dwight Co., Inc.		736,092	736,092
101,400		101,400	Citizens Communications Co. (f)	1,578,798		1,578,798
	7,400	7,400	Clorox Co. (The)		496,392	496,392
	5,820	5,820	Cognizant Technology Solutions Corp. Class A (b)		520,308	520,308
41,500		41,500	Colonial Properties Trust	2,058,815		2,058,815
41,600		41,600	Continental Airlines, Inc. Class B (b)(f)	1,520,896		1,520,896
60,200	14,120	74,320	Cooper Industries Ltd. Class A (f)	2,995,552	702,611	3,698,163
50,200		50,200	Covanta Holding Corp. (b)(f)	1,231,908		1,231,908
51,000		51,000	Coventry Health Care, Inc. (b)(f)	2,949,330		2,949,330
	13,330	13,330	Crew (J.) Group, Inc. (b)		539,732	539,732
26,800		26,800	Crown Holdings, Inc. (b)	647,756		647,756
70,800		70,800	Dade Behring Holdings, Inc. (f)	3,476,988		3,476,988
	11,250	11,250	Dick’s Sporting Goods, Inc. (b)		631,012	631,012
61,300		61,300	Dover Corp.	2,949,756		2,949,756
61,700		61,700	EchoStar Communications Corp. Class A (b)(f)	2,870,901		2,870,901
116,100		116,100	Electronic Data Systems Corp.	3,394,764		3,394,764
92,600		92,600	Endo Pharmaceuticals Holdings, Inc. (b)(f)	2,865,044		2,865,044
	9,040	9,040	F5 Networks, Inc. (b)		694,091	694,091
16,900		16,900	FMC Corp.	1,300,117		1,300,117
45,000		45,000	Foundation Coal Holdings, Inc. (f)	1,772,550		1,772,550
37,700		37,700	Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia) (c)(f)	2,531,932		2,531,932
	17,260	17,260	Gen-Probe, Inc. (b)		882,159	882,159
	13,570	13,570	Genzyme Corp. (b)		886,257	886,257
	3,500	3,500	Gildan Activewear, Inc. Class A (b)		222,950	222,950
48,600		48,600	Granite Construction, Inc. (f)	2,927,664		2,927,664
	18,190	18,190	Grant Prideco, Inc. (b)		937,513	937,513
	19,340	19,340	Harsco Corp.		986,340	986,340
	12,740	12,740	Hilton Hotels Corp.		433,160	433,160
10,400		10,400	Holly Corp. (f)	661,440		661,440
	8,590	8,590	Humana, Inc. (b)		543,232	543,232
	16,690	16,690	International Game Technology		636,557	636,557
26,800	23,660	50,460	Intersil Corp. Class A (f)	798,372	704,831	1,503,203
28,800		28,800	Intuit, Inc. (b)(f)	819,360		819,360
	14,360	14,360	Joy Global, Inc.		727,047	727,047
	11,820	11,820	KLA-Tencor Corp.		656,601	656,601
148,400		148,400	Kroger Co. (The) (f)	4,379,284		4,379,284
	10,050	10,050	Lamar Advertising Co. Class A		606,417	606,417
11,400		11,400	Lexmark International, Inc. Class A (b)(f)	621,300		621,300
113,600		113,600	Liberty Global, Inc. Class A (b)(f)	4,077,104		4,077,104
	10,260	10,260	MEMC Electronic Materials, Inc. (b)		563,069	563,069
26,700		26,700	Mentor Corp. (f)	1,038,897		1,038,897
	19,640	19,640	Microchip Technology, Inc.		792,278	792,278
	6,060	6,060	Millicom International Cellular S.A. (b)		492,375	492,375
131,500		131,500	National Semiconductor Corp. (f)	3,458,450		3,458,450
23,600		23,600	Nationwide Financial Services, Inc. Class A (f)	1,348,268		1,348,268
	13,710	13,710	Network Appliance, Inc. (b)		510,149	510,149
	10,240	10,240	NII Holdings, Inc. (b)		785,920	785,920
67,300		67,300	Noble Energy, Inc. (f)	3,957,913		3,957,913
61,620	11,540	73,160	Nordstrom, Inc. (f)	3,384,170	633,777	4,017,947
26,400		26,400	Nucor Corp.	1,675,344		1,675,344
	16,720	16,720	NVIDIA Corp. (b)		549,921	549,921
	4,840	4,840	Nymex Holdings, Inc.		627,796	627,796
71,600		71,600	Office Depot, Inc. (b)(f)	2,407,192		2,407,192
	15,180	15,180	Oshkosh Truck Corp.		849,169	849,169
12,500		12,500	Parker Hannifin Corp. (f)	1,151,750		1,151,750
33,700		33,700	Penney (J.C.) Co., Inc. (f)	2,665,333		2,665,333
19,900		19,900	Plains Exploration & Production Co. (b)	935,101		935,101
	8,220	8,220	Polo Ralph Lauren Corp.		757,144	757,144

	16,290	16,290	Psychiatric Solutions, Inc. (b)		571,290	571,290
99,600		99,600	Republic Services, Inc.	2,781,828		2,781,828
14,400		14,400	SEACOR Holdings, Inc. (b)(f)	1,372,032		1,372,032
9,300		9,300	Starwood Hotels & Resorts Worldwide, Inc. (f)	623,286		623,286
	10,880	10,880	Stryker Corp.		706,547	706,547
16,300		16,300	Swift Transportation Co., Inc. (b)(f)	509,864		509,864
51,400		51,400	Teleflex, Inc. (f)	3,692,062		3,692,062
18,800		18,800	Telephone and Data Systems, Inc. (f)	1,070,660		1,070,660
17,500		17,500	Thomas & Betts Corp. (b)(f)	953,400		953,400
	24,040	24,040	TJX Cos., Inc. (The)		670,475	670,475
35,500		35,500	TRW Automotive Holdings Corp. (b)	1,315,630		1,315,630
55,400		55,400	Unit Corp. (b)(f)	3,166,110		3,166,110
29,500		29,500	Universal Health Services, Inc. Class B (f)	1,791,240		1,791,240
126,700		126,700	VeriSign, Inc. (b)(f)	3,465,245		3,465,245
	7,450	7,450	VF Corp.		654,185	654,185
	17,890	17,890	Virgin Media, Inc.		451,365	451,365
26,700		26,700	Warner Music Group Corp. (f)	459,240		459,240
77,300		77,300	Xerox Corp. (b)	1,430,050		1,430,050
	7,350	7,350	XTO Energy, Inc.		398,885	398,885
			Total Domestic Common Stocks (Identified cost $104,610,467, $23,985,603 and $128,596,070)	120,126,162	29,544,084	149,670,246
			FOREIGN COMMON STOCKS (c)—5.8%
84,200		84,200	Accenture Ltd. Class A (United States) (f)	$3,292,220	$—	$3,292,220
	30,210	30,210	Amvescap plc Sponsored ADR (United States)		716,279	716,279
	12,660	12,660	CNH Global NV (Italy)		548,051	548,051
194,300		194,300	Infineon Technologies AG Sponsored ADR (Germany) (b)(f)	3,017,479		3,017,479
	13,150	13,150	Lazard Ltd. Class A (United States)		712,073	712,073
14,800		14,800	Shire Pharmaceuticals Group plc ADR (United States) (f)	1,034,372		1,034,372
			Total Foreign Common Stocks (Identified cost $5,987,782, $1,738,864 and $7,726,646)	7,344,071	1,976,403	9,320,474
			Total Long Term Investments — 98.2% (Identified cost $110,598,249, $25,724,467 and $136,322,716)	127,470,233	31,520,487	158,990,720
			SHORT-TERM INVESTMENTS —20.4%
			Money Market Mutual Funds — 19.8%
32,114,673		32,114,673	State Street Navigator Prime Plus (5.305% seven day effective yield)(e)	32,114,673	—	32,114,673
			Commercial Paper —0.6%
935,000		935,000	CAFCO LLC (d)	935,000	—	935,000
			Total Short-Term Investments (Identified cost $33,049,673, $0 and $33,049,673)	33,049,673	—	33,049,673
			TOTAL INVESTMENTS — 118.6% (Identified cost $143,647,922, $25,724,467 and $169,372,389)	160,519,906	31,520,487	192,040,393	(a)
			Other assets and liabilities, net —(18.6%)	(30,734,080)	728,886	(30,005,194)
			NET ASSETS —100.0%	129,785,826	32,249,373	162,035,199

(a)	Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,463,618 and gross depreciation of $2,480,453 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $170,057,228.

(b)	Non-income producing.

(c)	A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 5 “Foreign security country determination” in the Notes to Proforma Statements.

(d)	The rate shown is the discount rate.

(e)	Represents security purchased with cash collateral received for securities on loan.

(f)	All or a portion of security is on loan.

See Notes to Pro Forma Financial Statements

Phoenix Mid-Cap Growth / Phoenix Earnings Driven Growth

Pro Forma Combining Statement of Assets and Liabilities

April 30, 2007 (Unaudited)

	Phoenix Mid-Cap Growth Fund		Phoenix Earnings Driven Growth Fund	Adjustments		Phoenix Mid-Cap Growth Pro Forma Combining Portfolios
ASSETS
Investment securities at value, including $31,399,952, $0, and $31,399,952 of securities on loan (Identified cost $143,647,922, $25,724,467 and $169,372,389)	$160,519,906		31,520,487			$192,040,393
Cash	627		798,948			799,575
Receivables
Dividends	31,085		15,176			46,261
Investment securities sold	11,137,235					11,137,235
Fund shares sold	20,317		2,362			22,679
Tax reclaims						—
Other assets	27,863		7,922			35,785
Prepaid expenses	22,661		28,437			51,098
Trustee retainer	594		163			757

Total assets	171,760,288		32,373,495	—		204,133,783

LIABILITIES
Cash overdraft	—					—
Payables
Investment securities purchased	9,374,031					9,374,031
Fund shares repurchased	211,506		44,273			255,779
Upon return of securities loaned	32,114,673					32,114,673
Collateral on securities loaned						—
Taxes Payable						—
Investment advisory fee	89,478		10,211			99,689
Transfer agent fee	47,614		14,622			62,236
Distribution and service fees	32,622		15,705			48,327
Administration fee	8,825		2,294			11,119
Trustee deferred compensation plan	27,863		7,922			35,785
Professional fees	17,253		22,805	20,000	(b)	60,058
Other accrued expenses	20,597		6,290	10,000	(b)	36,887
Unrealized depreciation on forward currency contracts						—

Total liabilities	41,944,462		124,122	30,000		42,098,584

NET ASSETS	$129,815,826		$32,249,373	(30,000)		$162,035,199

Net Assets Consist of:
Capital paid in on shares of beneficial interest	171,832,913		87,207,397			$259,040,310
Undistributed net investment income (loss)	(467,034)		(221,972)	(30,000)		$(719,006)
Accumulated net realized gain (loss)	(58,422,037)		(60,532,072)			$(118,954,109)
Net unrealized appreciation	16,871,984		5,796,020	—		22,668,004

Net Assets	129,815,826		32,249,373	$(30,000)		$162,035,199

CLASS I
Shares of beneficial interest outstanding, no par value, unlimited authorization	0	(c)	171,262	20,548	(a)	191,810
Net assets	$0	(c)	$3,400,729			$3,400,729
Net asset value and offering price per share	$0.00	(c)	$19.86			$17.73
CLASS A
Shares of beneficial interest outstanding, no par value, unlimited authorization	6,782,980		687,304	57,994	(a)	7,528,278
Net assets	$120,260,175		$13,213,904			$133,474,079
Net asset value per share	$17.73		$19.23			$17.73
Offering price per share NAV/(1- 5.75%)	$18.81		$20.40			$18.81
CLASS B
Shares of beneficial interest outstanding, no par value, unlimited authorization	571,547		502,083	65,020	(a)	1,138,650
Net assets	$9,035,038		$8,964,783			$17,999,821
Net asset value per share	$15.81		$17.86			$15.81
CLASS C
Shares of beneficial interest outstanding	32,971		373,577	48,839	(a)	455,387
Net assets	$520,613		$6,669,957			$7,190,570
Net asset value and offering price per share	$15.79		$17.85			$15.79

(a)	Adjustment reflects shares issued in conversion.

(b)	Professional expenses for the surviving fund (Phoenix Mid-Cap Growth Fund) were increased by $20,000 and printing expenses by $10,000 to reflect one-time merger related expenses.

(c)	Class I will open September 13, 2007

See Notes to Pro Forma Financial Statements.

Phoenix Mid-Cap Growth / Phoenix Earnings Driven Growth

Pro Forma Combining Statement of Operations

April 30, 2007 (Unaudited)

	Phoenix Mid-Cap Growth Fund	Phoenix Earnings Driven Growth Fund	Adjustments			Phoenix Mid-Cap Growth Pro Forma Combining Portfolios
INVESTMENT INCOME
Interest	$93,669	$9,886	$			$103,555
Dividends	1,088,803	285,274				1,374,077
Security lending	35,264	—				35,264
Foreign taxes withheld	(6,550)	—				(6,550)

Total investment income	1,211,186	295,160				1,506,346

EXPENSES
Investment advisory fee	1,148,159	298,042		(51,729	)(a)	1,394,472
Service fees - Class A	316,903	37,122		(249	) (a)	353,776
Distribution and service fees - Class B	99,849	105,645		(708	) (a)	204,786
Distribution and service fees - Class C	5,240	75,994		(523	) (a)	80,711
Administration Fee (formerly financial agent fee)	111,742	31,630		(9,935	)(a)	133,437
Transfer agent	359,133	123,634		(12,226	)(a)	470,541
Registration	35,176	49,114		(19,405	)(a)	64,885
Printing	70,609	32,306		(55,553	)(a)(b)	47,362
Professional	34,517	37,316		(18,711	)(a)(b)	53,122
Custodian	18,372	7,865		(2,128	)(a)	24,109
Trustees	18,455	10,660		(13,281	)(a)	15,834
Miscellaneous	18,098	8,764		(1,210	)(a)	25,652

Total expenses	2,236,253	818,091		(185,658	)(a)	2,868,686
Custodian fees paid indirectly	(412)	(25)		437	(a)	—
Less expenses reimbursed by investment advisor	—	(144,359)		144,359	(a)	—

Net expenses	2,235,841	673,707		(40,862)		2,868,686

NET INVESTMENT INCOME (LOSS)	(1,024,655)	(378,547)		40,862		(1,362,340)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on securities	23,779,350	1,554,128		—		25,333,478
Net realized gain (loss) on foreign currency	—	—		—		—
Net change in unrealized appreciation (depreciation) on investments	—	(1,154,764)		—		(1,154,764)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(23,443,555)	—		—		(23,443,555)
				—
Net gain (loss) on investments	335,795	399,364		—		735,159

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(688,860)	$20,817		$40,862		$(627,181)

Adjustments:

(a)	Adjustments are true-ups to reflect combined fund expenses

(b)	Professional expenses for the surviving fund (Phoenix Mid-Cap Growth Fund) were increased by $20,000 and printing expenses by $10,000 to reflect one-time merger related expenses. Expenses were estimated to be $10,000 for printing expenses, $10,000 for audit, and $10,000 for legal.

See Notes to Pro Forma Financial Statements.

Phoenix Mid-Cap Growth Fund/Phoenix Earnings Driven Growth Fund

Notes to Pro Forma Combining Financial Statements

April 30, 2007

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations are presented to show the effect of the proposed merger of the Phoenix Earnings Driven Growth Fund (“Merging Fund”) into Phoenix Mid-Cap Growth Fund (“Surviving Fund”). Under the terms of the Plan of Reorganization the proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. Under the terms of the Plan of Reorganization the merger provides for the transfer of all the assets of Phoenix Earnings Driven Growth Fund to Phoenix Mid-Cap Growth Fund and the subsequent liquidation of Phoenix Earnings Driven Growth Fund. The accounting survivor in the proposed merger will be Phoenix Mid-Cap Growth Fund. This is because the Surviving Fund will invest in a style that is similar to the way in which Phoenix Earnings Driven Growth Fund is currently operated. The Reorganization should also create better efficiencies for the portfolio management team. Phoenix Mid-Cap Growth Fund will pay all costs of the reorganization.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Phoenix Mid-Cap Growth Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Phoenix Mid-Cap Growth Fund and Phoenix Earnings Driven Growth Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the increase of shares of Phoenix Mid-Cap Growth Fund at April 30, 2007 in connection with the proposed reorganization. The amount of increased shares was calculated based on the net assets, as of April 30, 2007, of Phoenix Earnings Driven Growth Fund of $13,213,904, $8,964,783, $6,669,957 and $3,400,729 for Class A, Class B, Class C and Class I, respectively, and the net asset value of Phoenix Mid-Cap Value Fund of $17.73, $15.81, $15.79, and $17.73 for Class A, Class B, Class C, and Class I, respectively. Shares of Phoenix Mid-Cap Growth Fund increased by 745,298 for Class A, 567,103 for Class B, 422,416 for Class C, and 191,810 for Class I in exchange for Class A, Class B, Class C shares and Class I shares, respectively, of Value Equity. The Pro Forma Statement of Assets & Liabilities reflects total shares outstanding of the combined fund and the amount of shares to be issued to Phoenix Value Equity Fund shareholders.

3. Pro Forma Operations

Pro Forma operating expenses are based on actual expenses of Phoenix Earnings Driven Growth Fund and Phoenix Mid-Cap Growth Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined Funds based on the fee schedule in effect for Phoenix Mid-Cap Growth Fund at the combined level of average net assets for the period ended April 30, 2007.

4. Portfolio Valuation

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the trustees.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

5. Foreign security country determination

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

6. Compliance

As of April 30, 2007, all the securities held by the Merging Fund comply with the compliance guidelines, investment restrictions and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Fund has elected to be taxed as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code (“IRC”). After the acquisition, the Surviving Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

7. Federal Income Tax Information

The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

Expiration Date	Acquiring Fund Phoenix Mid-Cap Growth Fund	Target fund Phoenix Earnings Driven Growth Fund
2009	$33,022,929	$0
2010	27,489,400	22,527,297
2011	0	39,716,177
Total	$60,512,329	$62,243,474

The Funds may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryover.

PHOENIX SERIES FUND

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The Agreement and Declaration of Trust dated August 17, 2000, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1(a).	Agreement and Declaration of Trust, dated August 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 92 (File No. 002-14069) to the Registrant’s Registration Statement on Form N-1A filed via EDGAR on November 30, 2000 (“Post-Effective Amendment No. 92”).

1(b).	Amendment to Agreement and Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 103 (File No. 002-14069) on February 26, 2007, and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of the Registrant adopted November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 101 (File No. 002-14069) on September 22, 2006 (“Post-Effective Amendment No. 101”), and incorporated herein by reference.

2(b).	Amendment No. 1 dated August 23, 2006 to the Amended and Restated By-Laws of the Registrant adopted November 16, 2005, incorporated herein by reference to Post-Effective Amendment No. 101.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between Phoenix Investment Counsel, Inc. (“PIC”) and the Registrant, dated as of November 20, 2002. Incorporated by reference to Post-Effective Amendment No. 96 (File No. 002-14069) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 27, 2004 (“Post-Effective Amendment No. 96”).

6(b).	First Amendment to Amended and Restated Investment Advisory Agreement between PIC and the Registrant, dated as of January 3, 2005. Incorporated by reference to Post-Effective Amendment No. 100 (File No. 002-14069) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 13, 2006 (“Post-Effective Amendment No. 100”).

6(c).	Subadvisory Agreement between PIC and Harris Investment Management, Inc. (“Harris”) dated June 28, 2006, on behalf of Phoenix Capital Growth Fund and Phoenix Mid-Cap Growth Fund. Incorporated by reference to Post-Effective Amendment No. 101.

6(d).	Subadvisory Agreement between PIC and Goodwin Capital Advisers, Inc. (“Goodwin”) dated March 1, 2007, on behalf of Phoenix Balanced Fund. Filed herewith.

7(a).	Underwriting Agreement between the Registrant and Phoenix Equity Planning Corporation (“PEPCO”), dated as of November 19, 1997. Incorporated by reference to Post-Effective Amendment No. 85 (File No. 002-14069) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on December 29, 1997(“Post-Effective Amendment No. 85”).

7(b).	Form of Sales Agreement between PEPCO and dealers (June 2006). Incorporated by reference to Post-Effective Amendment No. 101.

8.	None.

9(a).	Master Custodian Contract between the Registrant and State Street Bank and Trust Company (“State Street”) dated May 1, 1997. Incorporated by reference to Post-Effective Amendment No. 85.

9(b).	Amendment dated February 10, 2000 to Master Custodian Contract between Registrant and State Street. Incorporated by reference to Post-Effective Amendment No. 96.

9(c).	Amendment dated July 2, 2001 to Master Custodian Contract between Registrant and State Street. Incorporated by reference to Post-Effective Amendment No. 96.

9(d).	Amendment dated May 10, 2002 to Master Custodian Contract between Registrant and State Street. Incorporated by reference to Post-Effective Amendment No. 96.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007. Filed herewith.

10(b).	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007. Filed herewith.

10(c).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007. Filed herewith.

10(d).	2006 Amended and Restated Rule 18f-3 Multi-Class Plan, adopted August 23, 2006. Incorporated by reference to Post-Effective Amendment No. 101.

11.	Opinion and consent of Kevin J. Carr, Esq. Filed herewith.

12.	Tax opinion and consent of McDermott Will & Emery LLP. To be filed by amendment.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Phoenix Funds and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 102 (File No. 002-14069) on November 21, 2006 (“Post-Effective Amendment No. 102”) and incorporated herein by reference.

13(b).	Sub-Transfer Agent Agreement between PEPCO and Boston Financial Data Services, Inc., dated as of January 1, 2005. Incorporated by reference to Post-Effective Amendment No. 100.

13(c).	Administration Agreement between Registrant and PEPCO effective July 1, 2006. Incorporated by reference to Post-Effective Amendment No. 102.

13(d).	Securities Lending Authorization Agreement between Registrant and State Street, dated August 1, 2005, on behalf of the Funds. Incorporated by reference to Post-Effective Amendment No. 100.

13(e).	First Amendment to Securities Lending Authorization Agreement between Registrant and State Street, dated February 3, 2006, on behalf of certain Funds. Incorporated by reference to Post-Effective Amendment No. 101.

13(f).	Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street, dated March 1, 2007. Filed herewith.

14.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Mid-Cap Growth Fund of the Registrant and Phoenix Earnings Driven Growth Fund of Phoenix Opportunities Trust. Filed herewith.

15.	Not applicable.

16.	Powers of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Dr. Leroy Keith, Jr., Marilyn E. LaMarche, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and George R. Aylward. Filed herewith.

17.	Not applicable.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 14th day of August, 2007.

PHOENIX SERIES FUND

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 14th day of August, 2007.

Signatures	Title

/s/ George R. Aylward George R. Aylward	President (Principal Executive Officer) and Trustee

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

/s/ E. Virgil Conway E. Virgil Conway*	Trustee

/s/ Harry Dalzell-Payne Harry Dalzell-Payne*	Trustee

/s/ Francis E. Jeffries Francis E. Jeffries*	Trustee

/s/ Dr. Leroy Keith, Jr. Dr. Leroy Keith, Jr.*	Trustee

/s/ Marilyn E. LaMarche Marilyn E. LaMarche*	Trustee

/s/ Philip R. McLoughlin Philip R. McLoughlin*	Chairman

/s/ Geraldine M. McNamara Geraldine M. McNamara*	Trustee

/s/ James M. Oates James M. Oates*	Trustee

/s/ Richard E. Segerson Richard E. Segerson*	Trustee

Ferdinand L.J. Verdonck*	Trustee

*By:	/s/ George R. Aylward
George R. Aylward Attorney-in-fact, pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit	Item
6(d)	Subadvisory Agreement between PIC and Goodwin, on behalf of Phoenix Balanced Fund

10(a)	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940

10(b)	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940

10(c)	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940

11	Opinion and consent of Kevin J. Carr, Esq.

13(f)	Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street

14	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Mid-Cap Growth Fund of the Registrant and Phoenix Earnings Driven Growth Fund of Phoenix Opportunities Trust

16	Powers of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Dr. Leroy Keith, Jr., Marilyn E. LaMarche, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and George R. Aylward